COMMON STOCK (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Shares issued, warrants	10,992,438	30,673,688	19,350,000
Investors [Member]
Expiration date	Apr. 19, 2026	Apr. 19, 2026	Apr. 19, 2026
Issued date	Apr. 19, 2021	Apr. 19, 2021	Apr. 19, 2021
Shares issued, warrants	1,300,000	7,312,500	5,850,000
Exercise price, per share	$ 0.20	$ 0.08	$ 0.10
Investors 1 [Member]
Expiration date	Apr. 19, 2026	Apr. 22, 2026	Apr. 22, 2026
Issued date	Apr. 19, 2021	Apr. 22, 2021	Apr. 22, 2021
Shares issued, warrants	1,300,000	7,312,500	5,850,000
Exercise price, per share	$ 0.25	$ 0.08	$ 0.10
Investors 2 [Member]
Expiration date	Apr. 22, 2026	Apr. 30, 2026	Apr. 30, 2026
Issued date	Apr. 22, 2021	Apr. 30, 2021	Apr. 30, 2021
Shares issued, warrants	1,300,000	3,656,250	650,000
Exercise price, per share	$ 0.20	$ 0.08	$ 0.20
Investor 3 [Member]
Expiration date	Apr. 22, 2026	May 04, 2026	Apr. 30, 2026
Issued date	Apr. 22, 2021	May 04, 2021	Apr. 30, 2021
Shares issued, warrants	1,300,000	3,656,250	650,000
Exercise price, per share	$ 0.25	$ 0.08	$ 0.25
Investors 4 [Member]
Expiration date		May 19, 2026	May 04, 2026
Issued date	Apr. 30, 2021
Shares issued, warrants	650,000	3,656,250	650,000
Exercise price, per share	$ 0.20	$ 0.08	$ 0.20
Investors 5 [Member]
Expiration date	Apr. 30, 2026	Aug. 31, 2026	May 04, 2026
Issued date	Apr. 30, 2021	Aug. 31, 2021	May 04, 2021
Shares issued, warrants	650,000	4,687,500	650,000
Exercise price, per share	$ 0.25	$ 0.08	$ 0.25
Investors 6 [Member]
Issued date	May 04, 2021
Shares issued, warrants	650,000	87,500	650,000
Exercise price, per share	$ 0.20	$ 0.20	$ 0.20
Expiration date	May 04, 2026
Investors 7 [Member]
Issued date	May 04, 2021
Shares issued, warrants	650,000	87,500	650,000
Exercise price, per share	$ 0.25	$ 0.25	$ 0.25
Expiration date	May 04, 2026
Investors 8 [Member]
Issued date	May 19, 2021
Shares issued, warrants	650,000	43,750	3,750,000
Exercise price, per share	$ 0.20	$ 0.20	$ 0.10
Expiration date	May 19, 2026
Investors 9 [Member]
Issued date	May 19, 2021
Shares issued, warrants	650,000	43,750
Exercise price, per share	$ 0.25	$ 0.25
Expiration date	May 16, 2026
Investors 10 [Member]
Issued date	Aug. 31, 2021
Shares issued, warrants	1,500,000	43,750
Exercise price, per share	$ 0.25	$ 0.20
Expiration date	Aug. 31, 2026
Investors 11 [Member]
Issued date	Jul. 29, 2022
Shares issued, warrants	87,500	43,750
Exercise price, per share	$ 0.20	$ 0.25
Expiration date	Jul. 28, 2027
Investors 12 [Member]
Issued date	Jul. 29, 2022
Shares issued, warrants	87,500	9,407
Exercise price, per share	$ 0.25	$ 0.20
Expiration date	Jul. 28, 2027
Investors 13 [Member]
Issued date	Aug. 05, 2022
Shares issued, warrants	43,750	9,406
Exercise price, per share	$ 0.20	$ 0.25
Expiration date	Aug. 04, 2027
Investors 14 [Member]
Issued date	Aug. 05, 2022
Shares issued, warrants	43,750	11,813
Exercise price, per share	$ 0.25	$ 0.20
Expiration date	Aug. 04, 2027
Investors 15 [Member]
Issued date	Aug. 19, 2022
Shares issued, warrants	43,750
Exercise price, per share	$ 0.20	$ 0.25
Expiration date	Aug. 18, 2027
Investors 16 [Member]
Issued date	Aug. 19, 2022
Shares issued, warrants	43,750
Exercise price, per share	$ 0.25
Expiration date	Aug. 18, 2027
Investors 17 [Member]
Issued date	Nov. 28, 2022
Shares issued, warrants	9,407
Exercise price, per share	$ 0.20
Expiration date	Nov. 27, 2027
Investors 18 [Member]
Issued date	Nov. 28, 2022
Shares issued, warrants	9,406
Exercise price, per share	$ 0.25
Expiration date	Nov. 27, 2027
Investors 19 [Member]
Issued date	Dec. 15, 2022
Exercise price, per share	$ 0.20
Expiration date	Dec. 14, 2027
Investors 20 [Member]
Issued date32	Dec. 15, 2022
Shares issued, warrants	11,813
Exercise price, per share	$ 0.25
Expiration date	Dec. 14, 2027